MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Vallon - 10-K - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liability	$ 18	$ 0
Vallon Pharmaceuticals, Inc.
Liabilities:
Warrant liability		122	$ 0
Marketable securities, available-for-sale			3,808
Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant liability	0
Quoted Prices in Active Markets (Level 1) | Vallon Pharmaceuticals, Inc.
Liabilities:
Warrant liability		0
Marketable securities, available-for-sale			0
Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant liability	0
Significant Other Observable Inputs (Level 2) | Vallon Pharmaceuticals, Inc.
Liabilities:
Warrant liability		0
Marketable securities, available-for-sale			3,808
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$ 18
Significant Other Unobservable Inputs (Level 3) | Vallon Pharmaceuticals, Inc.
Liabilities:
Warrant liability		$ 122
Marketable securities, available-for-sale			$ 0